Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Fair value of financial instruments
Schedule of fair value of financial assets and liabilities

	Carrying amounts						Fair value(1)
		Fair value through profit or loss			Fair value through other comprehensive income(2)
EURm	Amortized cost	Level 1	Level 2	Level 3	Level 2	Total	Total
2022
Other non-current financial investments	–	5	–	823	–	828	828
Other non-current financial assets	183	–	91	–	27	301	301
Non-current interest-bearing financial investments	697	–	–	–	–	697	659
Other current financial assets	296	–	–	–	36	332	332
Derivative assets	–	–	239	–	–	239	239
Trade receivables	–	–	–	–	5 549	5 549	5 549
Current interest-bearing financial investments	1 447	–	1 633	–	–	3 080	3 080
Cash and cash equivalents	4 176	–	1 291	–	–	5 467	5 467
Total financial assets	6 799	5	3 254	823	5 612	16 493	16 455
Long-term interest-bearing liabilities	4 249	–	–	–	–	4 249	4 230
Other long-term financial liabilities	–	–	–	48	–	48	48
Short-term interest-bearing liabilities	228	–	–	–	–	228	228
Other short-term financial liabilities	75	–	–	502	–	577	577
Derivative liabilities	–	–	496	–	–	496	496
Discounts without performance obligations	539	–	–	–	–	539	539
Trade payables	4 730	–	–	–	–	4 730	4 730
Total financial liabilities	9 821	–	496	550	–	10 867	10 848

	Carrying amounts						Fair value(1)
		Fair value through profit or loss			Fair value through other comprehensive income(2)
EURm	Amortized cost	Level 1	Level 2	Level 3	Level 2	Total	Total
2021
Other non-current financial investments	–	8	–	750	–	758	758
Other non-current financial assets	130	–	101	–	94	325	325
Other current financial assets	115	–	–	–	21	136	136
Derivative assets	–	–	200	–	–	200	200
Trade receivables	–	–	–	–	5 382	5 382	5 382
Current interest-bearing financial investments	526	–	2 051	–	–	2 577	2 577
Cash and cash equivalents	4 627	–	2 064	–	–	6 691	6 691
Total financial assets	5 398	8	4 416	750	5 497	16 069	16 069
Long-term interest-bearing liabilities	4 537	–	–	–	–	4 537	4 775
Other long-term financial liabilities	–	–	–	68	–	68	68
Short-term interest-bearing liabilities	116	–	–	–	–	116	116
Other short-term financial liabilities	–	–	–	522	–	522	522
Derivative liabilities	–	–	240	–	–	240	240
Discounts without performance obligations	479	–	–	–	–	479	479
Trade payables	3 679	–	–	–	–	3 679	3 679
Total financial liabilities	8 811	–	240	590	–	9 641	9 879
(1)The following fair value measurement methods are used for items not carried at fair value: The fair values of long-term interest-bearing liabilities, including current part, are primarily based on publicly available market information (level 2). The fair values of other assets and liabilities, including loan receivables and loans payable, are primarily based on discounted cash flow analysis (level 2). The fair value is estimated to equal the carrying amount for short-term financial assets and financial liabilities due to limited credit risk and short time to maturity. Refer to Note 2, Significant accounting policies.
(2)No financial instruments measured at fair value through other comprehensive income are categorized in fair value hierarchy level 1 or level 3.

Schedule of reconciliation of balances on level 3 financial assets and liabilities

	Level 3 financial	Level 3 financial
EURm	assets	liabilities
1 January 2021	727	(439)
Net gains/(losses) in income statement	177	(107)
Acquisitions through business combination	–	(48)
Additions(1)	69	–
Deductions(1)	(218)	7
Transfers out of level 3	(7)	–
Other movements	2	(3)
31 December 2021	750	(590)
Net gains in income statement	13	24
Additions(1)	101	–
Deductions(1)	(39)	20
Transfers out of level 3	(4)	–
Other movements	2	(4)
31 December 2022	823	(550)
(1)	For level 3 financial assets, additions mainly include capital contributions to venture funds and deductions mainly include distributions from venture funds.